MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	6 Months Ended
Jun. 30, 2015
Marketable Securities and Accrued Interest [Abstract]
Held-to-maturity Securities [Table Text Block]
The following is a summary of available for sale marketable securities:

	June 30, 2015
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
	Unaudited
Corporate debentures:
Maturing within one year	$3,584	$14	$(12)	$3,586
Maturing between one to five years	52,225	49	(167)	52,107
Accrued interest	514	-	-	514

	$56,323	$63	$(179)	$56,207

	December 31, 2014
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
	Audited
Corporate debentures:
Maturing between one to five years	$59,072	$12	$(400)	$58,684
Accrued interest	543	-	-	543

	$59,615	$12	$(400)	$59,227